Debt (Details) € in Millions												1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 14, 2015 USD ($)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 EUR (€)	Apr. 03, 2014 USD ($)	Dec. 24, 2013 USD ($)	Dec. 20, 2013 USD ($)	Nov. 13, 2013 USD ($)	Oct. 31, 2013 USD ($)	Oct. 16, 2013 USD ($)	Oct. 11, 2013 USD ($)	Oct. 08, 2013 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 24, 2015 USD ($)	Nov. 13, 2015 USD ($)	Nov. 13, 2013 EUR (€)	Jul. 12, 2013 USD ($)
Line of Credit Facility [Line Items]
Debt Issuance Cost															$ 27,000,000
Line of Credit Facility, Maximum Borrowing Capacity																			$ 3,400,000,000
Line of Credit Facility, Additional Borrowing Capacity				$ 3,000,000,000											1,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity															$ 809,000,000
Credit Facility Funds Reserved For Clearing Operations				303,000,000
Line of Credit Facility, Commitment Fee Percentage															0.125%
Senior Notes												$ 400,000,000
Extinguishment of Debt, Amount	$ 2,600,000,000
Cash paid for interest															$ 123,000,000	$ 140,000,000	$ 32,000,000
Debt Instrument, Face Amount																		$ 2,500,000,000
Commercial Paper												2,600,000,000			$ 2,591,000,000	$ 905,000,000
Commercial Paper, Weighted Average Interest Rate															0.60%	0.26%
Commercial Paper Weighted Average Maturity Period															19 days	24 days
Proceeds from sales of available-for-sale investments															$ 1,089,000,000	$ 54,000,000	16,000,000
Debt Issuance Cost, Weighted Average Life															6 years 10 months 24 days
Senior Unsecured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												500,000,000
Unsecured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												2,100,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Lines of Credit					$ 900,000,000
Long-term Line of Credit								$ 900,000,000
Three Sixty Four Day Unsecured Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Repayments of Lines of Credit						$ 450,000,000
Long-term Line of Credit, Noncurrent				0
Proceeds from Lines of Credit										$ 450,000,000
Line of Credit Facility, Current Borrowing Capacity																					$ 600,000,000
2015 Three Hundred Sixty Four Day Unsecured Revolving Credit Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 380,000,000
Line of Credit Facility, Commitment Fee Percentage															0.10%
Line of Credit Facility, Current Borrowing Capacity																			$ 500,000,000
Interactive Data Credit Facility [Member]
Line of Credit Facility [Line Items]
Extinguishment of Debt, Amount	1,900,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage															0.08%
Commercial Paper Maturities															2 days	2 days
Minimum [Member] | 2015 Three Hundred Sixty Four Day Unsecured Revolving Credit Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage															0.07%
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage															0.20%
Commercial Paper Maturities															89 days	82 days
Maximum [Member] | 2015 Three Hundred Sixty Four Day Unsecured Revolving Credit Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage															0.175%
Federal Funds Effective Swap Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate															0.50%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate															1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum															0.88%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum															1.50%
Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate															0.50%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum															0.00%
Interactive Data [Member]
Line of Credit Facility [Line Items]
Payments to Acquire Businesses, Gross	4,100,000,000
Interactive Data [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit															$ 1,600,000,000
NYSE Euronext, Payoff Outstanding Commercial Paper Obligations and Other [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								500,000,000
NYSE Euronext, Cash Portion of Purchase Price [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								400,000,000
NYSE Euronext [Member]
Line of Credit Facility [Line Items]
Payments to Acquire Businesses, Gross							$ 2,700,000,000
NYSE Euronext [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 400,000,000
ICE Clear Europe
Line of Credit Facility [Line Items]
Credit Facility Funds Reserved For Clearing Operations				150,000,000
ICE Clear Credit
Line of Credit Facility [Line Items]
Credit Facility Funds Reserved For Clearing Operations				100,000,000
ICE Clear Canada
Line of Credit Facility [Line Items]
Credit Facility Funds Reserved For Clearing Operations				3,000,000
Ice Clear Us [Member]
Line of Credit Facility [Line Items]
Credit Facility Funds Reserved For Clearing Operations				50,000,000
NYSE Euronext EUR Notes (5.375% senior unsecured notes due June 30, 2015)
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.375%													5.375%
Senior Notes							$ 1,100,000,000													€ 920
Four Point One Three Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes												$ 200,000,000
Line of Credit Facility, Interest Rate During Period												4.13%
Four Point Six Nine Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes												$ 200,000,000
Line of Credit Facility, Interest Rate During Period												4.69%
Private Senior Notes [Member]
Line of Credit Facility [Line Items]
Gains (Losses) on Extinguishment of Debt									$ 51,000,000
Early Repayment of Senior Debt										$ 450,000,000
NYSE Euronext USD Notes (2.0% senior unsecured notes due October 5, 2017)
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.00%													2.00%
Senior Notes							$ 850,000,000
Debt Instrument, Fair Value Disclosure															850,000,000
Amortization of Value of Business Acquired (VOBA)															23,000,000	$ 55,000,000	$ 7,000,000
Prepayment To Investors [Member] | Private Senior Notes [Member]
Line of Credit Facility [Line Items]
Gains (Losses) on Extinguishment of Debt									49,000,000
Write Off of Debt Issuance Costs [Member] | Private Senior Notes [Member]
Line of Credit Facility [Line Items]
Gains (Losses) on Extinguishment of Debt									$ 2,000,000
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Extinguishment of Debt, Amount				$ 367,000,000
Commercial Paper [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Lines of Credit					$ 900,000,000
Commercial Paper [Member] | Three Sixty Four Day Unsecured Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Repayments of Lines of Credit						$ 450,000,000
Two Thousand Twenty Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																		1,250,000,000
Senior Notes															$ 1,239,000,000	0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate															2.75%
Two Thousand Twenty Five Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																		$ 1,250,000,000
Senior Notes															$ 1,240,000,000	$ 0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate															0.00%
2016 Senior Notes
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount											$ 600,000,000
Debt Instrument, Interest Rate During Period											2.50%
Senior Notes Due Twenty Twenty Three [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount											$ 800,000,000
Debt Instrument, Interest Rate During Period											4.00%
NYSE Euronext EUR Notes (5.375% senior unsecured notes due June 30, 2015)
Line of Credit Facility [Line Items]
Debt Instrument, Periodic Payment, Interest													$ 60,000,000	€ 49
Two Thousand Twenty and Twenty Thousand Twenty Five Senior Notes [Member] [Member]
Line of Credit Facility [Line Items]
Debt Issuance Cost															$ 19,000,000
Interactive Data Senior Notes [Member]
Line of Credit Facility [Line Items]
Extinguishment of Debt, Amount	$ 700,000,000
Term Deposits [Member] | NYSE Euronext [Member]
Line of Credit Facility [Line Items]
Proceeds from sales of available-for-sale investments		$ 1,200,000,000	€ 969
Future Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															2,950,000,000
Future Event [Member] | 2015 Three Hundred Sixty Four Day Unsecured Revolving Credit Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															250,000,000
Reclassified [Member]
Line of Credit Facility [Line Items]
Debt Issuance Cost															$ 12,000,000